Note 11 - Stock Option Plans and Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
Note
11.
Stock Options and Warrants

Stock Options

The Company uses the Black-Scholes option pricing model to value options issued to employees, directors and consultants. Compensation expense, including the estimated effect of forfeitures, is recognized over the period of service, generally the vesting period. Stock compensation expense and the weighted average assumptions used to calculate the fair values of stock options granted during the periods indicated were as follows:

	Three Months Ended June 30,						Six Months Ended June 30,
	2017			2016			2017			2016
Risk-free interest rate	1.6%	-	1.7%	1.1%	-	1.2%	1.6%	-	1.7%	1.1%	-	1.4%
Expected volatility		113%		80%	-	83%	110%	-	113%	78%	-	83%
Expected life (in years)		4.2			4.2			4.2			4.2
Expected dividend yield		-			-			-			-
Estimated forfeiture rates		20%		1%	-	7%		20%		1%	-	7%
Weighted average per share grant date fair value		$8.25			$8.25			$9.75			$9.00
Stock-based compensation		$315,540			$140,474			$667,821			$436,859

The risk-free interest rate was based on rates established by the Federal Reserve. The expected volatility was based upon the historical volatility for the Company’s common stock. The Company utilized historical data to determine the expected life of stock options. The dividend yield reflected the fact that the Company has not
historically paid dividends, and does
not
expect to pay dividends in the foreseeable future. Stock-based compensation is included in general and administrative expenses in the accompanying condensed consolidated statements of operations. The unamortized amount of stock options expense totaled
$507,911
as of
June 30, 2017
which will be recognized over a weighted-average period of
2.3
years.

Option transactions under the stock option plans during the
six
months ended
June 30, 2017
were as follows:

	Number	Weighted Average Exercise Price
Outstanding as of January 1, 2017	28,092	$397.80
Granted during 2017	51,083	12.77
Exercised	-	-
Cancelled /expired	(1,567)	1,751.95
Outstanding as of June 30, 2017	77,608	$117.03
Exercisable as of June 30, 2017	31,234	$254.79

Grants under the stock option plans during the
six
months ended
June 30, 2017
were as follows:

Number
Consultant grants	333
Executive grants	50,583
Annual grants to outside directors	167
Total	51,083

Options granted during the reporting period had a term of
ten
years. All options were issued at an exercise price equal to the fair value on the date of grant. Consultant grants vest six
months from the date of issuance. Executive grants, except as noted below, vesting periods range from vesting immediately upon issuance, vesting quarterly over a two
-year period, vesting annually for
one
year then quarterly over the next
two
years period, and vesting annually for
one
year then quarterly over the next
three
years period from the date of issuance. Director grants vest over a one
year period from the date of issuance. The aggregate fair value of the options granted was
$493,090
for the
six
months ended
June 30, 2017.

On
January 24, 2017,
the Company entered into an employment agreement with Ernest Ortega wherein the Company issued options for the purchase of up to
27,161
shares of the Company common stock at
$12.75
per share for a period of
ten
years. Those options vest as follows:
4,178
will vest on
January 24, 2018;
8,358
will vest in
eight
quarterly installments during the
twenty-four
months ending
January 24, 2020;
7,313
will vest upon the achievement of
three
consecutive quarters of positive cash flow; and
7,312
will vest upon the sale of the Company's earth station assets in Miami, Florida for gross proceeds equal to or greater than
$15,000,000.

Certain stock options awarded to Ernest Ortega, Chief Executive Officer, in conjunction with his
2017
employment agreement contained performance based criteria. The fair value of the awards is determined based on the market value of the underlying stock price at the grant date and marked to market over the vesting period based on probabilities and projections of the underlying performance measures. The aggregate fair value of the performance based options granted was
$140,708
for the
six
months ended
June 30, 2017.
The Company has
not
recorded any expense associated with the performance based stock options issued in the six
month period ended
June 30, 2017.
The Company will continue to evaluate the probability of achieving the criteria associated with performance based stock options and will record any associated compensation expense at such time.

On
February 3, 2017,
the Company awarded options for the purchase of up to
15,866
shares of the Company's common stock at an exercise price of
$13.50
per share for a period of
ten
years. Terms of such option awards conformed to the Company's standard form of option agreement which includes a provision for cashless exercise. The awards consisted of options for
6,675
shares to Mr. Philip Urso for his past service as Interim Chief Executive Officer, options for
5,853
shares to Mr. Arthur Giftakis, the Company's Chief Operating Officer, and options for
3,338
shares to Mr. Frederick Larcombe, the Company's former Chief Financial Officer. Mr. Urso's options vested
100%
upon issuance and the options issued to Messrs. Giftakis and Larcombe vest ratably on a quarterly basis over the eight
quarters immediately following the date of the awards. The options awarded to Mr. Frederick Larcombe were subsequently modified and fully expensed on
May 15, 2017
to reflect immediate vesting and, unless exercised prior to
May 15, 2018,
shall be forfeited.

On
May 15, 2017,
the Company entered into an employment agreement with Laura Thomas, Chief Financial Officer, wherein she was issued options to purchase up to
2%
of the Company’s common stock on a fully diluted basis as of
May 15, 2017,
or
7,555
options. The options vest
25%
after
one
year of service and the remaining will vest ratably over the following three
years.

Cancellations for the
three
months ended
June 30, 2017
consisted of
1,467
related to employee terminations and
100
were associated with the expiration of options.

The weighted average remaining contractual life of the outstanding options as of
June 30, 2017
was
9.4
years.

There was
no
intrinsic value associated with the options outstanding and exercisable as of
June 30, 2017.
The closing price of the Company’s common stock at
June 30, 2017
was
$7.50
per share.

Stock Warrants

There were
2,400
warrants outstanding and exercisable as of
June 30, 2017
and
December 31, 2016,
respectively, with a weighted-average exercise price of
$1,265.25
as of
June 30, 2017.
The weighted average remaining contractual life of the warrants was
4.8
years.

There was
no
intrinsic value associated with the warrants outstanding and exercisable as of
June 30, 2017.

Note
11
-
Stock Option Plans and Warrants

Stock Options Plans

The
2007
Equity Compensation Plan (the
“2007
Plan”) became effective in
January 2007
and provides for the issuance of options, restricted stock and other stock-based instruments to officers and employees, consultants and directors of the Company. The total number of shares of common stock issuable under the
2007
Plan is
1,603.
A total of
1,183
stock options or common stock have been issued under the
2007
Plan as of
December 31, 2016.

The
2007
Incentive Stock Plan became effective in
May 2007
and provides for the issuance of up to
1,667
shares of common stock in the form of options or restricted stock (the
“2007
Incentive Stock Plan”). Shareholders approved an increase in the number of authorized shares of common stock issuable under the
2007
Incentive Stock Plan from
1,667
to
3,334
in
November 2012.
A total of
3,234
stock options, common stock or restricted stock have been issued under the
2007
Incentive Stock Plan as of
December 31, 2016.

Options granted under both the
2007
Plan and the
2007
Incentive Plan have terms up to
ten
years and are exercisable at a price per share
not
less than the fair value of the underlying common stock on the date of grant. The total number of shares of common stock that remain available for issuance as of
December 31, 2016
under the
2007
Plan and the
2007
Incentive Stock Plan combined is
520
shares.

The
2008
Non-Employee Directors Compensation Plan (the
“2008
Directors Plan”) became effective in
August 2008
and provides for the issuance of up to
667
shares of common stock in the form of options or restricted stock. In
November 2013,
shareholders approved an increase in the number of shares of common stock issuable under the
2008
Directors Plan to
1,334.
A total of
1,015
stock options or common stock have been issued under the
2008
Directors Plan as of
December 31, 2016.
Options granted under the
2008
Directors Plan have terms of up to
ten
years and are exercisable at a price per share equal to the fair value of the underlying common stock on the date of grant. The total number of shares of common stock that remain available for issuance as of
December 31, 2016
under the
2008
Directors Plan is
319
shares.

The
2016
Equity Incentive Plan became effective in
September 2016
and provides for the issuance of up to
9,094
shares of common stock in the form of equity or equity-linked awards to officers, directors, consultants and other personnel (the
“2016
Equity Incentive Plan”). Shareholders approved an increase in the number of authorized shares of common stock issuable under the
2016
Equity Incentive Plan from
9,094
to
19,134
in
December 2016.
A total of
24,074
stock options, have been issued under the
2016
Equity Incentive Plan as of
December 31, 2016.
In
February 2017,
the Company’s shareholders approved an increase in the number of authorized shares of common stock issuable under the
2016
Equity Incentive Plan from
19,134
to
33,618.

The
2016
Non-Executive Equity Incentive Plan became effective in
December 2016
and provides for the issuance of up to
3,334
equity and equity-linked awards to non-executive employees and consultants of the Company (the
“2016
Non-Employee Incentive Plan”). There have been
no
equity awards issued under the
2016
Non-Employee Incentive Plan as of
December 31, 2016.

Options granted under both the
2016
Equity Incentive Plan and the
2016
Non-Employee Incentive Plan have terms up to
ten
years and are exercisable at a price per share
not
less than the fair value of the underlying common stock on the date of grant.

The Company uses the Black-Scholes model to value options granted to employees, directors and consultants. Compensation expense, including the estimated effect of forfeitures, is recognized over the period of service, generally the vesting period. Stock-based compensation for the amortization of stock options granted under the Company’s stock option plans totaled
$1,024,955
and
$1,016,705
for the years ended
December 31, 2016
and
2015,
respectively. Stock-based compensation is included in general and administrative expenses in the accompanying consolidated statements of operation. The Company calculates the intrinsic value of stock options and warrants as the difference between the closing price of the Company’s common stock at the end of the reporting period and the exercise price of the stock options and warrants.

The unamortized amount of stock options expense was
$843,779
as of
December 31,
2016
which will be recognized over a weighted-average period of
2.9
years.

The fair values of stock option grants were calculated on the dates of grant using the Black-Scholes option pricing model and the following weighted average assumptions:

	Years Ended December 31,
	2016			2015
Risk-free interest rate	0.9%	to	1.8%	1.5%	to	1.7%
Expected volatility	78%	to	110%	58%	to	77%
Expected life (in years)		4.2		4.1	to	4.2
Expected dividend yield		0%			0%
Estimated forfeiture rates	1%	to	20%	1%	to	10%

The risk-free interest rate was based on rates established by the Federal Reserve. The expected volatility was based upon the historical volatility for the Company’s common stock. The Company utilized historical data to determine the expected life of stock options. The dividend yield is based upon the fact that the Company has not
historically paid dividends, and does
not
expect to pay dividends in the foreseeable future. The Company reviews its forfeiture rate annually to update its assumption for recent experience.

Option transactions under the stock option plans during the years ended
December 31, 2016
and
2015
were as follows:

	Number of Options	Weighted Average Exercise Price
Outstanding as of January 1, 2015	2,666	$4,095.00
Granted during 2015	586	2,190.00
Exercised	(284)	2,370.00
Forfeited /expired	(74)	2,910.00
Outstanding as of December 31, 2015	2,894	3,915.00
Granted during 2016	25,844	91.50
Exercised	-	-
Forfeited /expired	(645)	3,928.50
Outstanding as of December 31, 2016	28,093	$397.50
Exercisable as of December 31, 2016	12,367	$768.00

Grants under the stock option plans were as follows:

	For the Years Ended December 31,
	2016	2015
Annual grants to outside directors	3,934	134
Executive grants	6,034	155
Employee grants	14,777	299
Non-employee grants	1,100	-
Total	25,845	588

Options granted during the reporting period had terms ranging from five
to
ten
years and were issued at an exercise price equal to the fair value on the date of grant. Director grants vesting periods range from vesting immediately upon issuance, vesting quarterly over a one
year period from the date of issuance and vesting over a
one
year period from the date of issuance. Executive grants vesting periods range from vesting immediately upon issuance to vesting monthly or quarterly over a one
or
two
-year period from the date of issuance. Employee grants range from vesting immediately upon issuance to vesting over a one
to
three
year period from the date of issuance. Non-employee grants vesting periods range from vesting immediately upon issuance, vesting over six
months from the date of issuance and vesting monthly over
one
year from the date of issuance.

Forfeited or expired options under the stock option plans were as follows:

	For the Years Ended December 31,
	2016	2015
Employee terminations	617	55
Expired	28	19
Total	645	74

The weighted-average fair values of the options granted during
2016
and
2015
were
$55.50
and
$51.00,
respectively. Outstanding options of
28,093
as of
December 31, 2016
had exercise prices that ranged from
$18.00
to
$7,875.00
and had a weighted-average remaining contractual life of
9.4
years. Exercisable options of
12,367
as of
December 31, 2016
had exercise prices that ranged from
$18.00
to
$7,875.00
and had a weighted-average remaining contractual life of
9.0
years.

As of
December 31, 2016,
there was
no
aggregate intrinsic value associated with the outstanding and exercisable options. The closing price of the Company’s common stock at
December 31, 2016,
was
$13.50
per share. The Company calculates the intrinsic value of stock options and warrants as the difference between the closing price of the Company’s common stock at the end of the reporting period and the exercise price of the stock options and warrants.

Stock Warrants

Warrant transactions during the years ended
December 31, 2016
and
2015
were as follows:

	Number of Warrants	Weighted Average Exercise Price
Outstanding as of January 1, 2015 and December 31, 2015	2,700	$1,965.00
Granted during 2016	66,310	122.25
Exchanged during 2016	(66,310)	122.25
Expired during 2016	(300)	7,500.00
Outstanding and exercisable as of December 31, 2016	2,400	$1,265.25

 As of
December 31, 2016,
all warrants were exercisable and had a weighted average remaining contractual life of
5.3
years.

As of
December 31, 2016,
there was
no
aggregate intrinsic value associated with the outstanding and exercisable warrants. The closing price of the Company’s common stock at
December 31, 2016
was
$13.50
per share.

In connection with the
June 17, 2016
offering, the Company issued warrants to purchase
10,000
shares of common stock. Each warrant expires
five
years from the date of issuance, had an exercise price of
$375.00
per share, and are exercisable
six
months from the date of issuance. The Company utilized the Black-Scholes model to value these warrants and attributed a value to them of
$791,290
which was accounted for as an addition to additional paid-in capital. Assumptions included an interest rate of
1.17%,
a contractual term of
5
years, expected volatility of
81%,
and a dividend yield of zero. The risk-free interest rate was based on rates established by the Federal Reserve. The expected volatility was based upon the historical volatility for the Company’s common stock. The dividend yield reflected the fact that the Company has not
historically paid dividends, and does
not
expect to pay dividends in the foreseeable future.

In connection with the
July 7, 2016
offering, the Company issued warrants to purchase
2,976
shares of common stock. Each warrant expires
five
years from the date of issuance, had an exercise price of
$225.00
per share. The Company utilized the Black-Scholes model to value these warrants and attributed a value to them of
$240,709
which was accounted for as an addition to additional paid-in capital. Assumptions included an interest rate of
0.97%,
a contractual term of
5
years, expected volatility of
78%,
and a dividend yield of
zero
. The risk-free interest rate was based on rates established by the Federal Reserve. The expected volatility was based upon the historical volatility for the Company’s common stock. The dividend yield reflected the fact that the Company has not
historically paid dividends, and does
not
expect to pay dividends in the foreseeable future.

On
September 12, 2016,
warrants for the purchase of up to
12,977
shares of common stock were exchanged for
680,000
shares of preferred stock. See Note
10,
Capital Stock
, for further information regarding this transaction.